Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Summary of future minimum lease payments under non-cancellable lease agreements

	31 Dec	31 Dec
	2022	2021
	k€	k€
Less than one year	1,561	801
Between one and five years	16,373	10,595
More than five years	44,979	46,474
Total	62,913	57,870